OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

	As of December 31,
	2023	2024
	RMB	RMB
Prepayments for purchase of property and equipment	77,596	89,847
Demonstration fleet	3,819	3,521
Long-term deposits	8,612	6,111
Others	141	767
Other non-current assets	90,168	100,246